LOSS PER SHARE (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended				116 Months Ended	125 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Sep. 30, 2012
Numerator:
Net loss available in basic and diluted calculation	$ (2,855,775)	$ (654,114)		$ (5,704,855)		$ (1,518,933)	$ (4,486,879)		$ (1,352,709)		$ (11,868,956)	$ (17,573,810)
Denominator:
Weighted average common shares outstanding-basic (in shares)	79,467,603	27,236,303		55,370,243		22,193,681	24,282,433		12,771,683		5,805,714	9,608,160
Effect of diluted stock options and warrants (1)		0	[1]	0	[1]		0	[2]	0	[2]	0 [2]
Weighted average common shares outstanding-diluted (in shares)	79,467,603	27,236,303		55,370,243		22,193,681	24,282,433		12,771,683		5,805,714	9,608,160
Loss per common share-basic and diluted (in dollars per share)	$ (0.04)	$ (0.02)		$ (0.10)		$ (0.07)	$ (0.18)		$ (0.11)		$ (2.04)	$ (1.83)

[1]	The number of shares underlying options and warrants outstanding as of September 30, 2012 and September 30, 2011 are 45,250,929and 31,298,440 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2011 and December 31, 2010 are 32,679,862 and 14,169,143, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.